Operating and Geographic Segment Information - Schedule of Segment Reporting Information, by Segment (Detail) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Revenue	$ 76,701,861	$ 79,148,458	$ 310,835,104	$ 297,003,096
Cost of transportation	53,481,360	56,910,016	222,402,301	212,294,364
Net revenue	23,220,501	22,238,442	88,432,803	84,708,732
United States [Member]
Segment Reporting Information [Line Items]
Revenue	44,505,000	42,617,000	167,386,000	169,159,000
Cost of transportation	29,106,000	28,240,000	109,996,000	110,538,000
Net revenue	15,399,000	14,377,000	57,390,000	58,621,000
Other Countries [Member]
Segment Reporting Information [Line Items]
Revenue	32,197,000	36,531,000	143,449,000	127,844,000
Cost of transportation	24,375,000	28,670,000	112,406,000	101,756,000
Net revenue	$ 7,822,000	$ 7,861,000	$ 31,043,000	$ 26,088,000